MORGAN STANLEY DEAN WITTER STRATEGIST FUND
                                Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS January 31, 1999

DEAR SHAREHOLDER:

During the six-month period ended January 31, 1999, stocks and bonds traded in one of their most volatile patterns in history. As the summer drew to a close, concerns over currency devaluations sent global equity markets into a sharp tailspin, while U.S. government bonds became the asset of choice for investors seeking safety and yield. It seemed, at long last, that international influences would have a significant negative impact on the U.S. profit machine, which had produced three straight years of incredible returns.

Stocks, as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500), declined by nearly 20 percent from peak levels in July 1998 to the market bottom on August 31. The yield on the 30-year Treasury bond, which moves down as price levels appreciate, reacted in an unprecedented fashion. Moving from a peak level of 5.67 percent in August to a low of 4.71 percent on October 5, bonds provided substantial returns to their holders in a very short period of time.

As a result of both better than expected earnings reports for the third quarter and a very aggressive lowering of interest rates by the Federal Reserve, concerns dissipated and stocks began a long comeback rally, ultimately to new highs as January came to a close. Bonds, on the other hand, settled into a trading range, partially correcting from the extreme price levels achieved in October. At the end of January, the S&P 500 stood at 1280, up more than approximately 33 percent from the August 1998 low, while the 30-year Treasury bond provided a yield of 5.10 percent, indicating that bond prices had slipped a bit from their fall peak price levels.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

FUND PERFORMANCE

Morgan Stanley Dean Witter Strategist Fund's Class B shares provided a six-month total return of 3.65 percent versus 5.75 percent, 8.40 percent and 15.03 percent, respectively, for the Lehman Brothers Government/Corporate Bond Index, the Lipper Flexible Portfolio Funds Index and the S&P 500. The Fund's Class A shares returned 4.02 percent, Class C returned 3.63 percent and Class D returned
4.14 percent. The performance of the Fund's four share classes varies because of differing expenses.

INVESTMENT ANALYSIS

The Fund's asset allocation remained unchanged throughout the period under review as low inflation, an accommodative monetary policy and healthy profit growth for corporate America bolstered our view that stocks would continue to outperform both bonds and cash. On January 31, 1999, the Fund's allocation stood at 70 percent equities, 20 percent bonds and 10 percent cash equivalents. (An average balanced fund maintaining neutral exposures to these three asset classes would be allocated 55 percent stocks, 35 percent bonds and 10 percent cash. This means that the Fund held an overweighted position in stocks and an underweighted position in bonds.)

Our equity portfolio benefited from its exposure to a number of industries that posted profits well above those of the average U.S. corporation.
Technology-related companies and financial services corporations were two of our largest overweighted sectors. Energy, basic raw materials and consumer staples were also heavily represented in our equity portfolio.

The Fund's bond holdings consisted of a diversified mix of fixed-income securities. On January 31, 1999, the Fund held 83 separate issues, made up of 36 government and 47 corporate bonds. On a market value basis, U.S. government securities represented roughly half the total assets of the bond allocation. The portfolio's average maturity (11.6 years) and its average yield (5.7 percent) remained relatively unchanged from its mid-year levels.

LOOKING AHEAD

We continue to feel confident that the Fund's overweighting in U.S. equities will provide shareholders with competitive returns during the first half of 1999. The second half of the year may prove more challenging, however, as Year 2000 technology concerns and potential disruptions in what has to date

MORGAN STANLEY DEAN WITTER STRATEGIST FUND been a generally positive introduction of the euro in continental Europe begin to be discounted in our markets.

We view this potential volatility as an ideal time for a flexible fund, such as Morgan Stanley Dean Witter Strategist Fund, to take a more conservative stance. We will monitor events carefully to establish what we believe to be the best asset allocation going into the next millennium.

We appreciate your continued support and interest in Morgan Stanley Dean Witter Strategist Fund and look forward to serving your investment needs in the future.

Sincerely,
/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited)

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            COMMON STOCKS (72.0%)
            Advertising (0.3%)
 100,000    Omnicom Group, Inc. .......  $    6,400,000
                                         --------------
            Aerospace (1.2%)
 426,900    Cordant Technologies,
             Inc. .....................      13,554,075
 140,830    Honeywell, Inc. ...........       9,180,356
                                         --------------
                                             22,734,431
                                         --------------
            Airlines (0.0%)
   6,101    British Airways PLC (United
             Kingdom)..................          35,524
                                         --------------

            Alcoholic Beverages (0.0%)
  12,700    Diageo PLC (United
             Kingdom)..................         140,476
                                         --------------
            Aluminum (1.1%)
 253,300    Alcoa Inc. ................      21,182,212
                                         --------------

            Beverages - Non-Alcoholic (0.4%)
 190,800    PepsiCo, Inc. .............       7,453,125
                                         --------------
            Biotechnology (1.0%)
 127,000    BioChem Pharma, Inc.
             (Canada)*.................       3,643,312
 350,000    Centocor, Inc.*............      14,656,250
                                         --------------
                                             18,299,562
                                         --------------

            Broadcasting (0.2%)
   3,200    Clear Channel
             Communications, Inc.*.....         198,000
   8,240    General Motors Corp. (Class
             H)*.......................         405,820
  42,100    Viacom, Inc. (Class B)*....       3,578,500
                                         --------------
                                              4,182,320
                                         --------------

            Building Materials (0.0%)
  33,157    Blue Circle Industries PLC
             (United Kingdom)..........         162,638
                                         --------------

            Cable Television (1.6%)
 542,000    MediaOne Group Inc.*.......      30,182,625
                                         --------------

            Casino/Gambling (0.1%)
 150,000    Mirage Resorts, Inc.*......       2,146,875
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Clothing/Shoe/Accessory Stores (0.0%)
   2,200    Etablissements Economiques
             du Casino Guichard-
             Perrachon S.A. (France)...  $      213,663
                                         --------------

            Computer Communications (2.0%)
 213,267    Cisco Systems, Inc.*.......      23,819,258
 120,000    EMC Corp.*.................      13,065,000
                                         --------------
                                             36,884,258
                                         --------------

            Computer Hardware (5.9%)
 100,000    Compaq Computer Corp. .....       4,762,500
 246,320    Dell Computer Corp.*.......      24,632,000
 180,740    Gateway 2000, Inc.*........      13,962,165
 300,000    Hewlett-Packard Co. .......      23,512,500
 400,000    Quantum Corp.*.............       9,500,000
 312,400    Sun Microsystems, Inc.*....      34,910,700
                                         --------------
                                            111,279,865
                                         --------------

            Computer Software (3.1%)
 100,000    Microsoft Corp.*...........      17,493,750
 390,000    Network Associates,
             Inc.*.....................      20,426,250
1,040,000   Novell, Inc.*..............      21,190,000
                                         --------------
                                             59,110,000
                                         --------------

            Consumer Electronics/Appliances (0.6%)
 173,600    Maytag Corp. ..............      10,969,350
                                         --------------

            Containers/Packaging (0.4%)
 130,000    Temple-Inland, Inc. .......       7,418,125
                                         --------------

            Department Stores (0.7%)
 208,700    May Department Stores
             Co. ......................      12,600,262
                                         --------------

            Discount Chains (1.1%)
1,172,000   Kmart Corp.*...............      20,583,250
                                         --------------

            Diversified Financial Services (2.7%)
   5,385    Allied Zurich PLC (United
             Kingdom)*.................          83,097
 260,000    American Express Co. ......      26,747,500
 245,000    Equitable Companies,
             Inc. .....................      17,088,750
 107,490    Fannie Mae.................       7,833,334
   4,818    ING Groep NV
             (Netherlands).............         280,753
                                         --------------
                                             52,033,434
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Diversified Manufacturing (0.4%)
 100,000    Minnesota Mining &
             Manufacturing Co. ........  $    7,762,500
                                         --------------

            Electrical Products (0.8%)
 259,800    Emerson Electric Co........      15,117,112
   4,420    Koninklijke (Royal) Philips
             Electronics NV
             (Netherlands).............         321,323
   9,900    Telefonaktiebolaget LM
             Ericsson (B Shares)
             (Sweden)..................         267,749
                                         --------------
                                             15,706,184
                                         --------------

            Electronic Production Equipment (0.3%)
  80,000    Jabil Circuit, Inc.*.......       5,715,000
                                         --------------

            Energy (1.0%)
 830,000    Diamond Offshore Drilling,
             Inc. .....................      19,090,000
   1,030    Elf Aquitaine S.A.
             (France)..................         111,616
                                         --------------
                                             19,201,616
                                         --------------

            Environmental Services (0.0%)
   2,900    Waste Management, Inc. ....         144,819
                                         --------------

            Food Chains (0.0%)
   4,749    Koninklijke Ahold NV
             (Netherlands).............         184,488
                                         --------------
            Foods & Beverages (0.0%)
     246    Nestle S.A.
             (Switzerland).............         451,304
                                         --------------

            Home Furnishings (0.2%)
   5,400    Industrie Natuzzi SpA (ADR)
             (Italy)...................         114,750
 106,250    Rubbermaid, Inc. ..........       3,426,562
                                         --------------
                                              3,541,312
                                         --------------
            Hotels/Resorts (0.6%)
   1,500    Accor S.A.(France).........         306,693
 510,000    Hilton Hotels Corp. .......       7,363,125
 510,000    Park Place Entertainment
             Corp.*....................       3,474,375
                                         --------------
                                             11,144,193
                                         --------------

            Integrated Oil Companies (4.0%)
 200,000    Amerada Hess Corp. ........       9,500,000
 263,730    Atlantic Richfield Co. ....      15,131,509

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
  15,700    BP Amoco PLC (United
             Kingdom)..................  $      212,423
  90,830    Chevron Corp. .............       6,789,543
 132,290    Exxon Corp. ...............       9,318,177
 300,000    Mobil Corp. ...............      26,306,250
   4,535    Royal Dutch Petroleum Co.
             (Netherlands).............         182,099
 168,330    Texaco, Inc. ..............       7,974,634
                                         --------------
                                             75,414,635
                                         --------------

            International Banks (0.1%)
  11,100    Abbey National PLC (United
             Kingdom)..................         218,151
   5,400    Barclays PLC (United
             Kingdom)..................         120,882
   1,875    Credit Suisse Group
             (Switzerland).............         299,576
   1,000    UBS AG (Switzerland).......         324,496
                                         --------------
                                                963,105
                                         --------------

            Investment Bankers/Brokers/Services (0.4%)
 100,000    Merrill Lynch & Co.,
             Inc. .....................       7,600,000
                                         --------------

            Life Insurance (0.0%)
   4,746    AEGON NV (Netherlands).....         521,308
                                         --------------

            Major Banks (2.1%)
 105,700    Chase Manhattan Corp. .....       8,132,294
 236,225    Citigroup Inc. ............      13,243,364
 500,000    Wells Fargo & Co...........      17,468,750
                                         --------------
                                             38,844,408
                                         --------------

            Major Chemicals (1.9%)
 271,750    Dow Chemical Co............      23,930,984
 220,880    Du Pont (E.I.) de Nemours &
             Co., Inc. ................      11,306,295
  10,300    Georgia Gulf Corp. ........         160,294
  10,300    Monsanto Co................         489,894
                                         --------------
                                             35,887,467
                                         --------------

            Major Pharmaceuticals (4.5%)
 324,880    Abbott Laboratories........      15,086,615
 329,000    American Home Products
             Corp. ....................      19,308,188
   8,533    Astra AB (B Shares)
             (Sweden)..................         182,654
  14,424    Glaxo Wellcome PLC (United
             Kingdom)..................         482,910
 202,134    Johnson & Johnson..........      17,181,390
 142,300    Lilly (Eli) & Co...........      13,331,731

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
     180    Novartis AG
             (Switzerland).............  $      337,985
   1,260    Novo-Nordisk A/S (Series B)
             (Denmark).................         154,976
      13    Roche Holdings AG
             (Switzerland).............         169,933
  24,400    SmithKline Beecham PLC
             (United Kingdom)..........         327,926
 259,810    Warner-Lambert Co..........      18,755,034
                                         --------------
                                             85,319,342
                                         --------------

            Major U.S. Telecommunications (2.0%)
 250,000    AT&T Corp..................      22,687,500
 200,000    MCI WorldCom, Inc.* .......      15,937,500
                                         --------------
                                             38,625,000
                                         --------------
            Managed Health Care (0.6%)
 152,500    Wellpoint Health Networks,
             Inc.*.....................      11,408,906
                                         --------------
            Medical Equipment & Supplies (1.0%)
 230,000    Medtronic, Inc. ...........      18,328,125
                                         --------------
            Medical/Dental Distributors (1.0%)
 250,000    McKesson HBOC, Inc. .......      18,781,250
                                         --------------

            Motor Vehicles (3.0%)
     280    Bayerische Motoren Werke
             (BMW) AG (Germany)........         198,464
      84    Bayerische Motoren Werke
             (BMW) AG (New)
             (Germany)*................          58,204
 188,770    DaimlerChrysler AG
             (Germany)*................      19,549,493
 360,650    Ford Motor Co..............      22,157,434
 330,000    Phelps Dodge Corp. ........      14,334,375
   3,100    Volkswagen AG (Germany)....         243,321
                                         --------------
                                             56,541,291
                                         --------------
            Movies/Entertainment (1.1%)
 612,060    Walt Disney Co.............      20,197,980
                                         --------------
            Multi-Line Insurance (1.3%)
     180    Allianz AG (Germany).......          66,041
 240,500    American International
             Group, Inc. ..............      24,756,469
   2,700    Axa (France)...............         391,954
                                         --------------
                                             25,214,464
                                         --------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------

            Multi-Sector Companies (0.6%)
 104,720    General Electric Co........  $   10,982,510
                                         --------------

            Office Equipment/Supplies (1.4%)
 220,000    Xerox Corp. ...............      27,280,000
                                         --------------

            Office/Plant Automation (1.0%)
 500,000    Newbridge Networks Corp.
             (Canada)*.................      17,968,750
                                         --------------

            Oil Refining/Marketing (0.0%)
   2,280    Total S.A. (B Shares)
             (France)..................         231,792
                                         --------------

            Oilfield Services/Equipment (1.1%)
 830,000    Smith International,
             Inc.*.....................      21,009,375
                                         --------------

            Other Telecommunications (1.3%)
 420,000    Qwest Communications
             International, Inc.*......      25,147,500
                                         --------------

            Packaged Goods/Cosmetics (0.8%)
 193,100    Colgate-Palmolive Co.......      15,532,481
                                         --------------

            Packaged Foods (1.1%)
 256,520    General Mills, Inc. .......      21,531,648
  12,600    Unilever PLC (United
             Kingdom)..................         125,889
                                         --------------
                                             21,657,537
                                         --------------

            Paper (1.3%)
 180,000    Boise Cascade Corp. .......       5,411,250
 387,990    Champion International
             Corp. ....................      13,603,899
 160,000    Willamette Industries,
             Inc. .....................       5,600,000
                                         --------------
                                             24,615,149
                                         --------------

            Precision Instruments (1.3%)
 252,800    Perkin-Elmer Corp. ........      24,031,800
                                         --------------

            Property - Casualty Insurers (0.6%)
 196,600    Chubb Corp. ...............      11,550,250
                                         --------------

            Retail - Specialty (5.6%)
 502,720    Bed Bath & Beyond, Inc.*...      16,181,300
  60,000    Best Buy Co., Inc.*........       5,445,000
 203,520    Costco Companies, Inc.*....      16,854,000
 306,390    Gap, Inc. (The)............      19,666,408
 139,360    Home Depot, Inc. ..........       8,413,860
 880,000    Oakley, Inc.*..............       7,095,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
 222,600    Payless ShoeSource,
             Inc.*.....................  $   11,589,113
 575,400    Williams-Sonoma, Inc.*.....      19,959,188
                                         --------------
                                            105,203,869
                                         --------------

            Savings & Loan Associations (2.2%)
 184,140    Golden West Financial
             Corp. ....................      17,286,143
 570,425    Washington Mutual, Inc. ...      23,957,850
                                         --------------
                                             41,243,993
                                         --------------

            Semiconductors (2.6%)
 202,040    Intel Corp.................      28,449,758
 280,000    PMC - Sierra, Inc.
             (Canada)*.................      20,790,000
   2,930    STMicroelectronics NV
             (Netherlands)*............         306,526
                                         --------------
                                             49,546,284
                                         --------------
            Specialty Insurers (0.8%)
 538,650    Ace, Ltd. (Bermuda)........      15,082,200
                                         --------------

            Telecommunications (0.0%)
  32,645    British Telecommunications
             PLC (United Kingdom)......         499,992
                                         --------------
            Telecommunications Equipment (0.6%)
 100,000    Lucent Technologies
             Inc. .....................      11,256,250
   2,800    Nokia Oyj (A Shares)
             (Finland).................         408,697
                                         --------------
                                             11,664,947
                                         --------------

            Tobacco (1.0%)
   5,385    British American Tobacco
             PLC (United Kingdom)......          55,575
 401,630    Philip Morris Companies,
             Inc. .....................      18,876,610
                                         --------------
                                             18,932,185
                                         --------------

            TOTAL COMMON STOCKS
            (Identified Cost
             $918,475,168).............   1,363,691,306
                                         --------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            CORPORATE BONDS (8.8%)
            Airlines (0.2%)
$  3,000    Continental Airlines, Inc.
             (Series 981A)
             6.648% due 03/15/19.......       3,069,540
                                         --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------

            Apparel (0.1%)
$  2,000    Fruit of the Loom, Inc.
             7.375% due 11/15/23.......  $    1,691,360
                                         --------------

            Broadcasting (0.2%)
   4,000    USA Networks, Inc.
              - 144A**
             6.75% due 11/15/05........       4,062,720
                                         --------------

            Building Products (0.2%)
   4,000    Masco Corp.
             7.125% due 08/15/13.......       4,327,400
                                         --------------

            Cable Television (0.5%)
   4,000    Comcast Cable
             Communications
             6.20% due 11/15/08........       4,139,240
   5,000    Continental Cablevision,
             Inc.
             9.50% due 08/01/13........       5,996,700
                                         --------------
                                             10,135,940
                                         --------------

            Computers Software (0.1%)
   1,000    Computer Associates
             International (Series B)
             6.375% due 04/15/05.......       1,006,530
                                         --------------

            Department Stores (0.8%)
   3,000    Federated Department
             Stores, Inc.
             6.125% due 09/01/01.......       3,029,100
   4,000    Neiman Marcus Group Inc.
             7.125% due 06/01/28.......       3,948,760
   4,000    Penney (J.C.) Co., Inc.
             7.625% due 03/01/97.......       4,077,320
   4,000    Saks, Inc.
             8.25% due 11/15/08........       4,421,160
                                         --------------
                                             15,476,340
                                         --------------

            Discount Chains (0.3%)
   5,000    Shopko Stores, Inc.
             9.00% due 11/15/04........       5,570,300
                                         --------------

            Diversified Financial Services (0.0%)
     100    Associates Corp. N.A.
             6.375% due 08/15/99.......         100,623
     100    MBNA Capital I (Series A)
             8.278% due 12/01/26.......          97,320
                                         --------------
                                                197,943
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------
            Electric Utilities (0.1%)
$  1,500    Texas Utilities Co. (Series
             A)
             6.20% due 10/01/02........  $    1,558,650
                                         --------------
            Extra Governmental Institutions - Banking
             (0.1%)
   2,500    Private Export Funding
             5.25% due 05/15/05........       2,491,325
                                         --------------

            Finance Companies (0.8%)
   3,500    Advanta Corp.
             7.28% due 07/30/01........       3,248,630
   2,000    Household Finance Corp.
             5.875% due 02/01/09.......       2,000,000
   3,430    Liberty Mutual Insurance
             Co. - 144A**
             7.875% due 10/15/26.......       3,826,508
   5,000    National Rural Utilities
             5.50% due 01/15/05........       5,031,250
                                         --------------
                                             14,106,388
                                         --------------

            Investment Bankers/Brokers/Services (0.6%)
   4,000    Merrill Lynch & Co., Inc.
             6.875% due 11/15/18.......       4,151,840
   6,000    Paine Webber Group, Inc.
             6.55% due 04/15/08........       6,036,720
                                         --------------
                                             10,188,560
                                         --------------

            Life Insurance (0.2%)
   4,000    Conseco, Inc.
             6.40% due 06/15/01........       3,893,160
                                         --------------
            Major Banks (0.5%)
   5,000    BankAmerica Corp.
             7.125% due 03/01/09.......       5,476,400
   4,000    Citicorp
             7.125% due 03/15/04.......       4,252,640
                                         --------------
                                              9,729,040
                                         --------------

            Major U.S. Telecommunications (0.4%)
   4,000    AT&T Capital Corp.
             6.875% due 01/16/01.......       4,021,880
   4,000    GTE California, Inc.
             (Series G)
             5.50% due 01/15/09........       4,005,000
                                         --------------
                                              8,026,880
                                         --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------

            Mid-Sized Banks (0.2%)
$  4,100    Mercantile Bancorporation,
             Inc.
             7.30% due 06/15/07........  $    4,486,015
                                         --------------

            Motor Vehicles (0.2%)
   4,000    Ford Motor Co.
             9.00% due 09/15/01........       4,347,560
                                         --------------

            Oil & Gas Production (0.0%)
      50    Occidental Petroleum Corp.
             11.125% due 08/01/10......          65,359
                                         --------------

            Oil/Gas Transmission (0.2%)
   4,000    Williams Companies, Inc.
             6.50% due 08/01/06........       4,057,000
                                         --------------

            Other Consumer Services (0.2%)
   4,000    Protection One, Inc.
             7.375% due 08/15/05.......       4,053,840
                                         --------------

            Paper (0.3%)
   6,000    Champion International
             Corp.
             6.40% due 02/15/26........       6,023,160
                                         --------------

            Property - Casualty Insurers (0.5%)
   4,000    Lumbermens Mutual
             Casualty - 144A**
             9.15% due 07/01/26........       4,800,280
   4,000    Orion Capital Trust I
             8.73% due 01/01/37........       3,913,320
                                         --------------
                                              8,713,600
                                         --------------

            Railroads (0.6%)
   4,000    CSX Corp.
             6.80% due 12/01/28........       4,114,080
     983    Southern Pacific
             Transportation Co. (Series
             B)
             7.28% due 04/30/15........       1,066,288
   4,000    Union Pacific Corp.
             6.34% due 11/25/03........       4,080,440
   2,000    Union Pacific Corp.
             6.625% due 02/01/29.......       2,001,400
                                         --------------
                                             11,262,208
                                         --------------

            Recreational Products/Toys (0.0%)
     100    Tyco International Group SA
             (Luxembourg)
             6.375% due 06/15/05.......         103,625
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------
            Retail (0.2%)
$  4,000    Tommy Hilfiger USA Inc.
             6.50% due 06/01/03........  $    3,999,880
                                         --------------

            Savings & Loan Associations (0.4%)
   7,043    St. Paul Bancorp, Inc.
             7.125% due 02/15/04.......       7,270,771
                                         --------------

            Smaller Banks (0.1%)
     100    Centura Capital Trust I -
             144A**
             8.845% due 06/01/27.......         108,450
   2,000    Wilmington Trust Corp.
             6.625% due 05/01/08.......       2,093,420
                                         --------------
                                              2,201,870
                                         --------------

            Specialty Insurers (0.4%)
   7,000    Markel Capital Trust I
             (Series B)
             8.71% due 01/01/46........       7,144,200
                                         --------------

            Telecommunications Equipment (0.2%)
   3,500    Lucent Technologies Inc.
             5.50% due 11/15/08........       3,534,335
                                         --------------

            Water Supply (0.2%)
   4,000    Hyder PLC - 144A** (United
             Kingdom)
             6.50% due 12/15/08........       4,095,000
                                         --------------

            TOTAL CORPORATE BONDS
            (Identified Cost
             $165,893,095).............     166,890,499
                                         --------------

            U.S. GOVERNMENT & AGENCY
            OBLIGATIONS (11.6%)
            Federal Home Loan Banks
   5,000     5.515% due 04/13/04.......       5,002,150
  10,000     5.80% due 09/02/08........      10,372,400

            Federal Home Loan Mortgage Corp.
     157     8.50% due 07/01/02........         159,951
      77     9.00% due 08/01/02........          79,401

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------

            Federal National Mortgage Assoc.
$  6,000     5.75% due 06/15/05........  $    6,221,340

            U.S. Treasury Bonds
  11,200     5.50% due 08/15/28........      11,739,616
  16,000     6.00% due 02/15/26........      17,577,920
   8,000     6.125% due 11/15/27.......       8,996,480
  10,000     6.25% due 08/15/23........      11,233,300
     100     6.375% due 08/15/27.......         115,655
   2,500     6.625% due 02/15/27.......       2,975,400
   1,565     6.875% due 08/15/25.......       1,907,422
     150     7.625% due 02/15/25.......         198,298

            U.S. Treasury Notes
   5,800     4.75% due 11/15/08........       5,840,774
   6,300     5.625% due 11/30/00.......       6,406,659
   1,000     5.625% due 02/28/01.......       1,019,520
   3,100     5.75% due 08/15/03........       3,239,097
   5,000     5.875% due 02/28/99.......       5,003,900
  38,450     5.875% due 11/15/99.......      38,806,816
   3,000     5.875% due 11/30/01.......       3,097,740
   5,000     6.00% due 08/15/99........       5,035,250
  11,250     6.125% due 08/15/07.......      12,297,375
   4,000     6.25% due 01/31/02........       4,176,760
   1,140     6.25% due 02/15/03........       1,206,006
  10,000     6.25% due 02/15/07........      10,972,900
   1,000     6.375% due 05/15/99.......       1,004,800
   3,000     6.375% due 08/15/02.......       3,164,130
  12,225     6.50% due 04/30/99........      12,281,724
   3,900     6.50% due 05/15/05........       4,279,119
   2,600     6.50% due 08/15/05........       2,858,752
   1,150     6.625% due 06/30/01.......       1,201,187
   7,630     6.875% due 08/31/99.......       7,723,544
   3,000     6.875% due 05/15/06.......       3,389,580
   1,100     7.25% due 05/15/04........       1,232,792
   2,000     7.25% due 08/15/04........       2,248,840
   7,075     7.50% due 11/15/01........       7,577,113
                                         --------------

            TOTAL U.S. GOVERNMENT & AGENCY
            OBLIGATIONS
            (Identified Cost
             $217,832,979).............     220,643,711
                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENTS (7.3%)
            U.S. GOVERNMENT AGENCIES (a) (7.1%)
$ 60,000    Federal Home Loan Banks
             4.62% due 02/01/99........  $   60,000,000
  75,000    Federal Home Loan Mortgage Corp.
             4.76% due 02/12/99........      74,890,917
                                         --------------

            TOTAL U.S. GOVERNMENT AGENCIES
            (Amortized Cost
             $134,890,917).............     134,890,917
                                         --------------

            REPURCHASE AGREEMENT (0.2%)
   2,739    The Bank of New York
             4.688% due 02/01/99 (dated
             01/29/99; proceeds
             $2,740,526)(b)(Identified
             Cost $2,739,456)..........       2,739,456
                                         --------------

            TOTAL SHORT-TERM
            INVESTMENTS
            (Identified Cost
             $137,630,373).............     137,630,373
                                         --------------


TOTAL INVESTMENTS
(Identified Cost
$1,439,831,615) (c)............   99.7%   1,888,855,889


OTHER ASSETS IN EXCESS OF
LIABILITIES......................  0.3        5,897,804
                                  ----   --------------


NET ASSETS.....................  100.0%  $1,894,753,693
                                 =====   ==============


---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
** Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $332,790 U.S. Treasury Bond
     13.125% due 05/15/01 valued at $401,951 and
     $2,234,641 U.S. Treasury Note 6.50% due 08/31/01
     valued at $2,392,294.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $472,663,647 and the aggregate gross unrealized depreciation is
     $23,639,373, resulting in net unrealized appreciation of $449,024,274.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $1,439,831,615).......  $1,888,855,889
Receivable for:
    Investments sold....................      35,425,755
    Interest............................       7,238,786
    Shares of beneficial interest
     sold...............................       4,260,400
    Dividends...........................         898,527
Prepaid expenses and other assets.......         149,081
                                          --------------
    TOTAL ASSETS........................   1,936,828,438
                                          --------------
LIABILITIES:
Payable for:
    Investments purchased...............      38,181,133
    Shares of beneficial interest
     repurchased........................       1,476,424
    Plan of distribution fee............       1,355,287
    Investment management fee...........         848,847
Accrued expenses and other payables.....         213,054
                                          --------------
    TOTAL LIABILITIES...................      42,074,745
                                          --------------
    NET ASSETS..........................  $1,894,753,693
                                          ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.........................  $1,433,025,340
Net unrealized appreciation.............     449,024,892
Accumulated undistributed net investment
 income.................................         572,469
Accumulated undistributed net realized
 gain...................................      12,130,992
                                          --------------
    NET ASSETS..........................  $1,894,753,693
                                          ==============
CLASS A SHARES:
Net Assets..............................     $52,690,588
Shares Outstanding (unlimited
 authorized, $.01 par value)............       2,745,538
    NET ASSET VALUE PER SHARE...........          $19.19
                                          ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net
     asset value).......................          $20.25
                                          ==============
CLASS B SHARES:

Net Assets..............................  $1,753,932,664
Shares Outstanding (unlimited
 authorized, $.01 par value)............      91,391,773
    NET ASSET VALUE PER SHARE...........          $19.19
                                          ==============
CLASS C SHARES:

Net Assets..............................     $10,721,481
Shares Outstanding (unlimited
 authorized, $.01 par value)............         559,949
    NET ASSET VALUE PER SHARE...........          $19.15
                                          ==============
CLASS D SHARES:

Net Assets..............................     $77,408,960
Shares Outstanding (unlimited
 authorized, $.01 par value)............       4,029,763
    NET ASSET VALUE PER SHARE...........          $19.21
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended January 31, 1999 (unaudited)
NET INVESTMENT INCOME:
INCOME
Interest.................................  $ 17,868,644
Dividends (net of $24,487 foreign
 withholding tax)........................     6,600,664
                                           ------------

    TOTAL INCOME.........................    24,469,308
                                           ------------

EXPENSES
Plan of distribution fee (Class A
 shares).................................        56,681
Plan of distribution fee (Class B
 shares).................................     7,682,426
Plan of distribution fee (Class C
 shares).................................        42,976
Investment management fee................     4,752,327
Transfer agent fees and expenses.........       762,953
Registration fees........................        88,119
Shareholder reports and notices..........        70,116
Custodian fees...........................        52,183
Professional fees........................        29,277
Trustees' fees and expenses..............         6,531
Other....................................        16,024
                                           ------------

    TOTAL EXPENSES.......................    13,559,613
                                           ------------

    NET INVESTMENT INCOME................    10,909,695
                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
    Investments..........................    75,736,725
    Foreign exchange transactions........        27,493
                                           ------------

    NET GAIN.............................    75,764,218
                                           ------------
Net change in unrealized
 appreciation/depreciation on:
    Investments..........................   (14,945,114)
    Translation of other assets and
     liabilities denominated in foreign
     currencies..........................       (22,608)
                                           ------------

    NET DEPRECIATION.....................   (14,967,722)
                                           ------------

    NET GAIN.............................    60,796,496
                                           ------------

NET INCREASE.............................  $ 71,706,191
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                FOR THE SIX        FOR THE YEAR
                                                MONTHS ENDED          ENDED
                                              JANUARY 31, 1999    JULY 31, 1998
---------------------------------------------------------------------------------
                                                (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.......................    $  10,909,695      $   21,116,380
Net realized gain...........................       75,764,218          95,674,127
Net change in unrealized appreciation.......      (14,967,722)         85,133,427
                                                --------------     --------------

    NET INCREASE............................       71,706,191         201,923,934
                                                --------------     --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income
    Class A shares..........................         (463,213)           (449,337)
    Class B shares..........................      (10,560,595)        (25,042,434)
    Class C shares..........................          (52,037)            (58,652)
    Class D shares..........................         (820,901)         (1,476,955)
Net realized gain
    Class A shares..........................       (4,000,964)           (478,126)
    Class B shares..........................     (129,295,238)        (41,034,286)
    Class C shares..........................         (696,343)            (70,302)
    Class D shares..........................       (5,750,340)         (1,520,396)
                                                --------------     --------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS.......     (151,639,631)        (70,130,488)
                                                --------------     --------------
Net increase from transactions in shares of
 beneficial interest........................      205,100,788          38,781,752
                                                --------------     --------------

    NET INCREASE............................      125,167,348         170,575,198

NET ASSETS:.................................
Beginning of period.........................    1,769,586,345       1,599,011,147
                                                --------------     --------------

    END OF PERIOD
    (Including undistributed net investment
    income of $572,469 and $1,540,461,
    respectively)...........................    $1,894,753,693     $1,769,586,345
                                                ==============     ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; and 0.45% to the portion of daily net assets exceeding $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $39,065,061 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $557, $675,916 and $9,210, respectively and received $34,487 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 1999 aggregated $947,561,202 and $924,041,703, respectively.
Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $226,552,791 and $221,275,219, respectively.

At January 31, 1999, the Fund's payable for investments purchased and receivable for investment sold included unsettled trades with DWR of $1,681,875 and $ 480,299, respectively. For the six months ended January 31, 1999, the Fund incurred brokerage commissions with DWR of $50,057, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 1999, the Fund incurred brokerage commissions of $114,648 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

transactions executed on behalf of the Fund. At January 31, 1999, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $8,378,158.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $2,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At January 31, 1999, the Fund had an accrued pension liability of $75,770 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At July 31, 1998, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 1999, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                  JANUARY 31, 1999                   JULY 31, 1998
                                                              -------------------------       ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES         AMOUNT
                                                              ----------   ------------       -----------   -------------
CLASS A SHARES
Sold........................................................   1,187,532   $ 22,356,800         1,964,326   $  37,275,130
Reinvestment of dividends and distributions.................     232,191      4,149,756            34,015         615,503
Acquisition of Dean Witter Global Asset Allocation Fund.....      15,373        288,931           --             --
Redeemed....................................................    (414,027)    (7,855,381)         (278,059)     (5,243,404)
                                                              ----------   ------------       -----------   -------------
Net increase - Class A......................................   1,021,069     18,940,106         1,720,282      32,647,229
                                                              ----------   ------------       -----------   -------------
CLASS B SHARES
Sold........................................................   8,692,992    164,491,961        12,852,199     244,390,491
Reinvestment of dividends and distributions.................   7,061,277    126,374,543         3,284,472      59,496,655
Acquisition of Dean Witter Global Asset Allocation Fund.....   2,202,447     41,353,775           --             --
Redeemed....................................................  (8,571,537)  (161,578,166)      (16,298,694)   (309,691,698)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class B...........................   9,385,179    170,642,113          (162,023)     (5,804,552)
                                                              ----------   ------------       -----------   -------------
CLASS C SHARES
Sold........................................................     242,630      4,580,599           415,839       8,032,474
Reinvestment of dividends and distributions.................      40,061        715,072             6,501         119,147
Acquisition of Dean Witter Global Asset Allocation Fund.....       7,608        142,546           --             --
Redeemed....................................................    (119,727)    (2,227,784)          (39,066)       (737,447)
                                                              ----------   ------------       -----------   -------------
Net increase - Class C......................................     170,572      3,210,433           383,274       7,414,174
                                                              ----------   ------------       -----------   -------------
CLASS D SHARES
Sold........................................................     284,829      5,321,784           767,555      14,341,533
Reinvestment of dividends and distributions.................     339,440      6,082,519           147,652       2,701,123
Acquisition of Dean Witter Global Asset Allocation Fund.....         667         12,537           --             --
Acquisition of Dean Witter Retirement Series -- Strategist
 Series.....................................................     897,233     16,687,220           --             --
Redeemed....................................................    (840,692)   (15,795,924)         (656,253)    (12,517,755)
                                                              ----------   ------------       -----------   -------------
Net increase - Class D......................................     681,477     12,308,136           258,954       4,524,901
                                                              ----------   ------------       -----------   -------------
Net increase in Fund........................................  11,258,297   $205,100,788         2,200,487   $  38,781,752
                                                              ==========   ============       ===========   =============

8. FUND ACQUISITIONS

As of the close business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Strategist Series ("Retirement Strategist") pursuant to a plan of reorganization approved by shareholders of Retirement Strategist on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 897,233 Class D shares of the Fund at a net asset value of $18.60 per share for 1,340,444 shares of Retirement Strategist. The net assets of the Fund and

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

Retirement Strategist immediately before the acquisition were $1,627,181,276 and $16,687,220, respectively, including unrealized appreciation of $2,135,461 for Retirement Strategist. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,643,868,496.

As of close business on September 18, 1998, the Fund acquired all the net assets of Dean Witter Global Asset Allocation Fund ("Global") pursuant to a plan of reorganization approved by the shareholders of Global on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 15,373 Class A shares of the Fund at a net asset value of $18.79 per share for 25,295 Class A shares of Global; 2,202,447 Class B shares of the Fund at a net asset value of $18.77 per share for 3,610,474 Class B shares of Global; 7,608 Class C shares of the Fund at a net asset value of $18.73 per share for 12,522 Class C shares of Global; and 667 Class D shares of the Fund at a net asset value of $18.81 per share for 1,097 Class D shares of Global. The net assets of the Fund and Global immediately before the acquisition were $1,661,862,178 and $41,797,789, respectively, including unrealized appreciation of $4,590,506 for Global. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,703,659,967.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE SIX                    FOR THE YEAR ENDED JULY 31
                                                           MONTHS ENDED      ----------------------------------------------------
                                                        JANUARY 31, 1999++    1998++    1997*++      1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................         $20.23          $18.75     $16.02    $15.87     $14.43     $14.59
                                                               ------          ------     ------    ------     ------     ------

Income from investment operations:
 Net investment income................................           0.11            0.24       0.39      0.30       0.34       0.30
 Net realized and unrealized gain.....................           0.51            2.06       4.10      1.43       1.86       0.22
                                                               ------          ------     ------    ------     ------     ------

Total income from investment operations...............           0.62            2.30       4.49      1.73       2.20       0.52
                                                               ------          ------     ------    ------     ------     ------

Less dividends and distributions from:
 Net investment income................................          (0.13)          (0.31)     (0.36)    (0.32)     (0.29)     (0.26)
 Net realized gain....................................          (1.53)          (0.51)     (1.40)    (1.26)     (0.47)     (0.42)
                                                               ------          ------     ------    ------     ------     ------

Total dividends and distributions.....................          (1.66)          (0.82)     (1.76)    (1.58)     (0.76)     (0.68)
                                                               ------          ------     ------    ------     ------     ------

Net asset value, end of period........................         $19.19          $20.23     $18.75    $16.02     $15.87     $14.43
                                                               ======          ======     ======    ======     ======     ======

TOTAL RETURN+.........................................           3.65%(1)       12.77%     29.73%    11.47%     16.05%      3.53%

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................           1.60%(2)(3)     1.54%      1.56%     1.58%      1.63%      1.62%

Net investment income.................................           1.18%(2)(3)     1.24%      2.29%     1.88%      2.35%      2.03%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions................         $1,754          $1,659     $1,541    $1,259       $878       $806

Portfolio turnover rate...............................             61%(1)          92%       158%      174%       179%        90%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., and its affiliate, SPS Transaction Services, Inc. have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

                                                                                                 FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    JULY 28, 1997*
                                                                MONTHS ENDED         ENDED          THROUGH
                                                              JANUARY 31, 1999   JULY 31, 1998   JULY 31, 1997
---------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................       $20.23            $18.75          $18.40
                                                                   ------            ------          ------
Income from investment operations:
 Net investment income......................................         0.18              0.36            0.01
 Net realized and unrealized gain...........................         0.50              2.06            0.34
                                                                   ------            ------          ------
Total income from investment operations.....................         0.68              2.42            0.35
                                                                   ------            ------          ------
Less dividends and distributions from:
 Net investment income......................................        (0.19)            (0.43)             --
 Net realized gain..........................................        (1.53)            (0.51)             --
                                                                   ------            ------          ------
Total dividends and distributions...........................        (1.72)            (0.94)             --
                                                                   ------            ------          ------
Net asset value, end of period..............................       $19.19            $20.23          $18.75
                                                                   ======            ======          ======

TOTAL RETURN+...............................................         4.02%(1)         13.48%           1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.91%(2)(3)       0.91%           0.92%(2)
Net investment income.......................................         1.87%(2)(3)       1.85%           5.06%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $52,691            34,891            $79
Portfolio turnover rate.....................................           61%(1)            92%            158%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................       $20.19            $18.75          $18.40
                                                                   ------            ------          ------
Income from investment operations:
 Net investment income......................................         0.10              0.21            0.01
 Net realized and unrealized gain...........................         0.51              2.06            0.34
                                                                   ------            ------          ------
Total income from investment operations.....................         0.61              2.27            0.35
                                                                   ------            ------          ------
Less dividends and distributions from:
 Net investment income......................................        (0.12)            (0.32)             --
 Net realized gain..........................................        (1.53)            (0.51)             --
                                                                   ------            ------          ------
Total dividends and distributions...........................        (1.65)            (0.83)             --
                                                                   ------            ------          ------
Net asset value, end of period..............................       $19.15            $20.19          $18.75
                                                                   ======            ======          ======
TOTAL RETURN+...............................................         3.63%(1)         12.66%           1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.66%(2)(3)       1.66%           1.67%(2)
Net investment income.......................................         1.12%(2)(3)       1.08%           4.38%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $10,721            $7,861            $114
Portfolio turnover rate.....................................           61%(1)            92%            158%

---------------------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND

                                                                                                 FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    JULY 28, 1997*
                                                                MONTHS ENDED         ENDED          THROUGH
                                                              JANUARY 31, 1999   JULY 31, 1998   JULY 31, 1997
---------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period........................       $20.25            $18.75          $18.40
                                                                   ------            ------          ------
Income from investment operations:
 Net investment income......................................         0.20              0.41            0.01
 Net realized and unrealized gain...........................         0.50              2.06            0.34
                                                                   ------            ------          ------
Total income from investment operations.....................         0.70              2.47            0.35
                                                                   ------            ------          ------
Less dividends and distributions from:
 Net investment income......................................        (0.21)            (0.46)             --
 Net realized gain..........................................        (1.53)            (0.51)             --
                                                                   ------            ------          ------
Total dividends and distributions...........................        (1.74)            (0.97)             --
                                                                   ------            ------          ------
Net asset value, end of period..............................       $19.21            $20.25          $18.75
                                                                   ======            ======          ======
TOTAL RETURN+...............................................         4.14%(1)         13.80%           1.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.66%(2)(3)       0.66%           0.67%(2)
Net investment income.......................................         2.12%(2)(3)       2.12%           5.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $77,409           $67,797         $57,938
Portfolio turnover rate.....................................           61%(1)            92%            158%

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne S. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark A. Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY
DEAN WITTER
STRATEGIST FUND

[PHOTO]

SEMIANNUAL REPORT
JANUARY 31, 1999